Research and development expenses	12 Months Ended
Dec. 31, 2013
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
19.	Research and development expenses:

Research and development expenses are recorded net of program funding received or receivable.  The research and development expenses had been incurred and program funding had been received or are receivable as follows:

			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011
Research and development expenses	$91,772	$74,040	$37,178
Program funding (note 16)	(640)	(842)	(604)

Research and development	$91,132	$73,198	$36,574